Debt - Additional Information (Detail)								12 Months Ended
	Jun. 16, 2020 USD ($)	Jun. 08, 2020 USD ($)	May 12, 2020 USD ($)	May 07, 2020 USD ($)	Mar. 16, 2020 USD ($)	Jan. 31, 2020 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Mar. 09, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from senior notes								$ 346,500,000
Accrued interest paid								76,670,000	$ 78,807,000	$ 65,050,000
Gain (loss) on extinguishment of debt								(37,587,000)
Deferred financing cost								4,165,000	11,890,000
Prepay of outstanding principal of term loan agreement						$ 2,200,000
Amortization of deferred financing fee								3,200,000
Long-Term Debt, Maturity, Year Five								$ 467,700,000
CPG International LLC [Member]
Debt Instrument [Line Items]
Debt instrument, covenant description								CPG International LLC is also required to make mandatory prepayments (i) when aggregate borrowings exceed commitments or the applicable borrowing base and (ii) during “cash dominion,” which occurs if (a) the availability under the Revolving Credit Facility is less than the greater of (i) $12.5 million and (ii) 10% of the lesser of (x) $150.0 million and (y) the borrowing base, for five consecutive business days or (b) certain events of default have occurred and are continuing.
Senor Notes Due Two Thousand And Twenty One [Member] | CPG International LLC [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument maturity date							Oct. 01, 2021
Debt instrument interest rate							8.00%
Maximum [Member] | CPG International LLC [Member]
Debt Instrument [Line Items]
Minimum fixed charge coverage ratio								100
Minimum [Member] | CPG International LLC [Member]
Debt Instrument [Line Items]
Minimum fixed charge coverage ratio								100
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument maturity date								Mar. 09, 2022
Deferred financing cost								$ 800,000	900,000
Aggregate maximum borrowing capacity											$ 150,000,000
Loan borrowed					$ 89,000,000
Outstanding borrowings capacity	$ 70,000,000							0	0
Outstanding letters of credit held								$ 6,800,000	3,000,000
Debt Instrument, Basis spread on variable rate								2.00%
Line of credit facility, commitment fee description								If the average daily used percentage is greater than 50%, the commitment fee equals 25 basis points, and if the average daily used percentage is less than or equal to 50%, the commitment fee equals 37.5 basis points
Debt instrument, description of variable rate basis								LIBOR + 2.00%
Line of credit facility, commitment fee amount								$ 500,000	500,000	600,000
Debt instrument, covenant description								(i) 10% of the lesser of the aggregate commitments under the Revolving Credit Facility and the borrowing base, and (ii) $12.5 million.
Amortization of deferred financing fee								$ 426,000	358,000	358,000
Revolving Credit Facility [Member] | CPG International LLC [Member]
Debt Instrument [Line Items]
Available borrowing capacity								129,400,000
Option to increase the commitments								$ 100,000,000
Revolving Credit Facility [Member] | ABR Borrowings [Member]
Debt Instrument [Line Items]
Debt instrument interest rate description								(i) for ABR borrowings, the highest of (a) the Federal Funds Rate plus 50 basis points, (b) the prime rate and (c) the LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points, based on average historical availability
Revolving Credit Facility [Member] | ABR Borrowings [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								0.50%
Debt instrument, description of variable rate basis								Federal Funds Rate plus 50 basis points
Revolving Credit Facility [Member] | ABR Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								1.00%
Debt instrument, description of variable rate basis								LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points
Revolving Credit Facility [Member] | ABR Borrowings [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis								prime rate
Revolving Credit Facility [Member] | Eurocurrency Borrowings [Member]
Debt Instrument [Line Items]
Debt instrument interest rate description								for Eurocurrency borrowings, adjusted LIBOR plus a spread of 150 to 200 basis points, based on average historical availability
Revolving Credit Facility [Member] | Eurocurrency Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis								LIBOR plus a spread of 150 to 200 basis points
Revolving Credit Facility [Member] | FILO Loans [Member]
Debt Instrument [Line Items]
Aggregate maximum borrowing capacity											$ 8,500,000
Revolving Credit Facility [Member] | Maximum [Member] | ABR Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								1.00%
Revolving Credit Facility [Member] | Maximum [Member] | Eurocurrency Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								2.00%
Revolving Credit Facility [Member] | Minimum [Member] | ABR Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								0.50%
Revolving Credit Facility [Member] | Minimum [Member] | Eurocurrency Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								1.50%
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument maturity date								May 05, 2024
Deferred financing cost								$ 4,200,000	9,100,000
Prepay of outstanding principal of term loan agreement								337,700,000
Payment of accrued interest								4,300,000
Cumulative term loan prepayments estimated								$ 0	6,400,000
Percentage of principal amount to be repaid by way of instalments								0.25253%
Term loan frequency of instalment payment								quarterly installments
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | London Interbank Offered Rate (LIBOR) [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument base rate								1.00%
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | Federal Funds Rate [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								0.50%
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | Adjusted Libor [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								0.375%
Debt instrument base rate								1.00%
Amended Agreement For Term Loan [Member] | Minimum [Member] | CPG International LLC [Member] | Alternative Base Rate [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis spread on variable rate								2.75%
Debt instrument base rate								2.00%
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 315,000,000
Debt instrument maturity date							Oct. 01, 2021	Oct. 01, 2021
Accrued interest paid								$ 4,600,000
Gain (loss) on extinguishment of debt								$ 1,900,000
Debt instrument interest rate							8.00%	8.00%
Debt instrument, repurchase amount				$ 315,000,000
Debt Instrument, Repurchase Date				Jun. 08, 2020
Deferred financing cost									2,800,000
Amortization of deferred financing fee								$ 880,000	$ 1,407,000	$ 1,407,000
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 350,000,000
Debt instrument maturity date			May 15, 2025
Proceeds from senior notes		$ 350,000,000
Repayment of debt	350,000,000
Accrued interest paid		3,900,000
Gain (loss) on extinguishment of debt	$ 35,700,000
Debt instrument interest rate			9.50%
Amortization of deferred financing fee								$ 180,000
2025 Senior Notes [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of credit		$ 15,000,000			$ 15,000,000
Debt Instrument Redemption Option One [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			40.00%
Debt Instrument, Redemption Price, Percentage			107.125%
Debt Instrument Redemption Option Two [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			40.00%
Debt Instrument, Redemption Price, Percentage			107.125%
Debt Instrument Redemption Option Three [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%